Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents
Total Current Assets	0	0
TOTAL ASSETS	0	0
Current Liabilities
Accounts payable	4,344
Loans from shareholder
Total Current Liabilities	4,344
TOTAL LIABILITIES	4,344
Stockholder's Deficit
Preferred stock: 25,000,000 authorized; $0.0001 par value 0 shares issued and outstanding
Common stock: 100,000,000 authorized; $0.0001 par value 8,000,000 shares issued and outstanding	800	800
Additional paid in capital	4,219	4,219
Accumulated deficit	(9,363)	(5,019)
Total Stockholder's Deficit	(4,344)
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	$ 0	$ 0